Other Intangible Assets, Net (Details) - Schedule of estimated amortization expense relating to intangible assets $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of estimated amortization expense relating to intangible assets [Abstract]
2023	$ 23,409
2024	19,343
2025	16,851
2026	16,765
2027	15,797
2028 and thereafter	29,237
Total	$ 121,402